Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2024	2025
	RMB	RMB
Rebate receivable from suppliers	168,406	148,720
Value-added tax (“VAT”) recoverable	140,798	81,027
Prepaid expenses	203,298	169,377
Deposits (1)	90,018	88,848
Interest receivables	53,833	42,788
Employee advances (2)	10,362	8,193
Others	57,376	37,031

Prepayment and other current assets	724,091	575,984
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.